Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bank borrowings
Bank borrowings	$ 56,040	$ 36,851
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	5,584	9,636
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	35,104	9,851
1-year revolving loan denominated in US$
Bank borrowings
Bank borrowings		8,584
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	3,999	2,780
Rollover period revolving loan denominated in US$
Bank borrowings
Bank borrowings	1,000	$ 6,000
3-month revolving loan denominated in RMB
Bank borrowings
Bank borrowings	$ 10,353